Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock subject to possible redemption, shares at redemption value	1,082,789	2,172,581
Common Stock subject to possible redemption, shares at redemption price per share (in Dollars per share)	$ 11.08	$ 10.98	10.29
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	2,283,976	2,283,976	2,283,976
Common stock, shares outstanding	2,283,976	2,283,976	2,283,976
Previously Reported
Common Stock subject to possible redemption, shares at redemption value		2,172,851	7,727,686